497(j)

333-25549/811-02441

VIA EDGAR

October 26, 2005

Division of Investment Management

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re: AGL Separate Account D ("Registrant")

American General Life Insurance Company ("Depositor")

Post-Effective Amendment on Form N-4

File Nos.: 333-25549 and 811-02441

WM Strategic Asset Manager Fixed and Variable Deferred Annuity

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, please be advised that the October 25, 2005 supplement to the Prospectus and Statement of Additional Information for AGL Separate Account D WM Strategic Asset Manager Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 11 and Amendment No. 107 as filed electronically with the Securities and Exchange Commission, accession number 0000950129-05-010062.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ KATHERINE STONER

Katherine Stoner

Senior Counsel